Related party transactions	6 Months Ended
Jun. 30, 2022
Related party transactions
Related party transactions

21. Related party transactions

Related parties include members of the Board of Directors and the Executive Management of the Group. The following transactions were carried out with related parties:

Key management compensation

	For the three months		For the six months
	ended June 30,		ended June 30,
	2022	2021	2022	2021
Salaries, other short-term employee benefits and post-employment benefits	482,228	516,146	922,664	793,077
Consulting fees	77,883	63,077	123,707	121,854
Share-based compensation	556,724	266,916	1,822,104	421,221
Total	1,116,835	846,139	2,868,475	1,336,152

Salaries, other short-term employee benefits and post-employment benefits relate to members of the Board of Directors and Executive Management who are employed by the Group. Consulting fees relate mainly to Roger Mills, a member of the Executive Management who delivers his services to the Group under a consulting contract. The Group has a net payable to the Board of Directors and Executive Management of CHF 130,187 as of June 30, 2022 (December 31, 2021: CHF 172,443).